--------------------------------------------------------------------------------
                                 T. Rowe Price
--------------------------------------------------------------------------------
                               SemiAnnual Report
                                  Balanced Fund
--------------------------------------------------------------------------------
                                 June 30, 1997
--------------------------------------------------------------------------------

Report Highlights
================================================================================
Balanced Fund

* The S&P 500 gained more than 20% in the first half, while the bond market's returns reflected their coupons.

* The Balanced Fund achieved a double-digit return, in line with the average gain of its Lipper peer group.

* The stock portfolio's focus on large stocks benefited performance. The bond portfolio's most significant gains came from its high-yield holdings.

* The fund's international positions made solid gains but did not keep up with domestic holdings overall. We continue to own international stocks, however, because we value their diversification benefits.

*    We expect to  maintain a neutral  mix of stocks  and bonds to help  cushion
     against   potential   declines  and  still  take  advantage  of  investment
     opportunities.

Fellow Shareholders
================================================================================

     After meandering early in 1997, domestic stocks surged in May and June to post another double-digit gain for the half. International stock markets also performed well, although the EAFE Index lagged the Standard & Poor's 500 Stock Index. The bond market faltered early in the period after the Federal Reserve tightened monetary policy but staged a comeback in recent weeks as the economy slowed and inflation remained moderate.

================================================================================
Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 6/30/97                       6 Months        12 Months
Balanced Fund                                  11.06%           20.80%
Lipper Balanced Fund Index                     11.19            20.47
Combined Index Portfolio *                     13.40            23.63

* An unmanaged portfolio of 60% stocks (S&P 500) and 40% bonds (Lehman Aggregrate Bond Index).
================================================================================

     In this favorable environment, the Balanced Fund posted a strong 11.06% gain for the six months ended June 30, 1997. As shown in the table, the fund's 6- and 12-month returns have paralleled the returns of the Lipper Balanced Fund Index. Both the fund and the Lipper index fell modestly behind the gains of a 60%/ 40% blend of the S&P 500 and the Lehman Aggregate Bond indexes.

     The large-cap orientation of the domestic equity portion of our portfolio, which is probably a bit higher than the typical balanced fund, benefited from a powerful rally among very large-cap companies. Those gains augmented the moderate returns of most high-quality bonds. As has often been true in recent periods, the fund's international equity component performed quite well in an absolute sense (up 15% in the first half) but trailed the domestic market, hindering performance compared with the unmanaged combined index.

Market Environment
================================================================================

     The broad stock market, as measured by the S&P 500, finished the first half of 1997 with a robust 20.6% gain. About 17% of that return came in a second quarter that saw a remarkable confluence of encouraging signs for the investment markets. When economic growth cooled to sustainable levels, for example, equity investors felt that corporate earnings growth could continue in light of the diminished threat of rising interest rates. Measures of low inflation, despite consistent economic strength, also eased the bond market's concerns about the prospect of higher rates.

     This rally reversed what had been, to that point, a volatile period for both stocks and bonds. A surge in economic growth to an annualized rate of 5.9% in the first quarter lit inflation fears and caused the Federal Reserve to raise the key federal funds target by one-quarter point to 5.5%, its first tightening in two years. The hike helped bring about the stock market's worst correction in six years, with the S&P 500 declining nearly 10%, and a concurrent weakening of the Treasury market.

     [A 3-line chart showing interest rates on the 30-year Treasury bond, 5-year Treasury note, and 90-day Treasury bill from 6/30/96 through 6/30/97]

     As shown in the chart, the benchmark 30-year Treasury bond yield approached the psychologically important 7% barrier by the end of March amid a widespread consensus that the Fed would raise interest rates again soon. Instead, the U.S. bond market recovered later in the half when the economy cooled and inflation slowed. The Lehman Aggregate Bond Index of investment-grade bonds produced a decent half-year return of 3.09%. Because of their higher yields, corporate and mortgage-backed bonds outperformed Treasuries. However, high-yield bonds, which are more sensitive to the direction of the economy and the stock market than to interest rates, performed best. The First Boston High Yield Index returned a solid 5.85% for the half.

     In the stock  market,  very  large  companies  continued  to  dominate  the leaders' charts, even though smaller companies are more commonly the beneficiaries of strong economic growth and fast-paced rallies. Although small- and mid-cap stock indexes generally posted double-digit returns in the half, they still lagged the S&P. The S&P's gains have been extraordinary, returning over 100% in the past 30 months - its best showing since the mid-1950s. In the past, similar results have accompanied such unusual periods as the recovery from the 1929 stock market crash and the euphoria over the end of World War II.

     Most equity markets around the world followed the U.S. market up, although appreciation of the dollar against many European currencies cut into the returns realized by U.S. investors.

Portfolio Review
================================================================================

     Our overall asset allocation remains close to the 60% stock/40% bond blend we have set as a long-term target for your fund and is little changed from year-end. This fund never has been oriented toward aggressive asset-allocation shifts, but current market conditions make it especially difficult to stray far from this neutral blend. Although equities have already achieved spectacular gains, we find it difficult to increase our bond positions since overall economic conditions are good, corporate fundamentals are strong, and bond yields are not particularly attractive. We prefer to keep our equity exposure close to the target, but to diversify it with international stocks.

     [A pie chart showing security diversification as of 6/30/97, with the following weightings: Domestic Stocks, 45%. International Stocks, 14%. Treasury and Agency Bonds, 15%. Mortgage-Backed Securities, 7%. Corporate Bonds, 17%. Reserves, 2%.]

     The chart shows the fund's security diversification as of midyear. (Please note that, unlike in past reports, the chart now consolidates the fund's large- and small- cap exposures into a single domestic-stock category. This change better reflects our decision-making within the fund and simplifies the presentation of our strategy.) Overall, changes have been moderate. The equity portfolio retains a distinctly large-cap flavor, with a healthy dose of international stocks. We somewhat altered our bond portfolio by committing new cash to the high-yield bond market. Previously, we refrained from purchasing additional high-yield debt, but our outlook for this sector has improved as the risk of recession has faded and the economy has remained strong.

     Some of our most successful positions in the domestic equity portfolio were in the large-cap pharmaceutical sector. BRISTOL-MYERS SQUIBB, PFIZER, and WARNER-LAMBERT were great performers in the first half (up more than 44% each). Capital equipment was the second-best sector, led by GE and CATERPILLAR. Financial stocks also contributed meaningfully to performance. Insurer AMERICAN INTERNATIONAL GROUP, one of our largest holdings, scored strong gains, as did TRAVELERS GROUP.

     The domestic stock portfolio had its share of losing positions. Basic materials underperformed, led downward by gold. Smaller-cap gold names, to which the fund has a minor exposure, were particularly hard on fund returns during the second quarter. Certain individual positions hampered gains as well. AT&T's stock, for example, suffered from erosion in the firm's market share. We responded to this weakness by diversifying our long distance exposure with SPRINT.

     Other new domestic equity purchases during the half included confectioner HERSHEY FOODS, retailing giant SEARS, and LUCENT TECHNOLOGIES, a leading manufacturer of telecommunications equipment, which was spun off from AT&T. We also increased our energy weighting with purchases of ATLANTIC RICHFIELD, EXXON, and TEXACO.

     The outstanding economic and corporate environment in the U.S. in recent years has made it difficult for foreign stocks to outperform their domestic counterparts. However, with valuations quite high in the domestic markets, we continue to view international diversification as a sound approach to managing overall risk. Foreign stocks represent about 25% of the Balanced Fund's equity exposure and about 14% of the portfolio as a whole. Many international holdings performed well over the period. Following an extended hibernation, our Japanese stocks contributed to the fund's gain: Japan's market rebounded sharply from its recent woes, with electronics-related issues doing particularly well. Encouraged by the improving environment for Japanese corporations, we slightly boosted holdings in such companies as copier-maker CANON and consumer-products firm KAO. We expect to gradually increase our exposure to this important market in times of market weakness.

==============================
Performance in  less-developed
markets was also robust . . .
------------------------------

     Performance in less-developed markets was also robust, with significant contributions made by our holdings in Chile, Brazil, and Mexico. Latin American markets have benefited from improving investor confidence due to economic reforms, including the privatization and deregulation of formerly state-owned industries. Currency devaluation fears hurt our holdings in Malaysia and Thailand, but our Hong Kong positions surged despite the transition from British to Chinese rule. HSBC HOLDINGS (Hong Kong Shanghai Bank) rose 44% during the first half.

     The bond portion of your portfolio continued to benefit from its exposure to high-yield bonds. It is not uncommon for high-yield bonds to outperform when corporations are healthy and stock prices are rising. Approximately 7% of fund assets was in high-yield bonds, most of which carried single- and double-B ratings (the highest echelons of the noninvestment-grade universe).

     The Treasury bond market was virtually flat for the period. Because high-quality corporate and mortgage-backed securities typically pay higher coupons than Treasury bonds, they were able to provide investors with somewhat higher rates of return than equivalent Treasuries. We attempted to take advantage of this by overweighting corporates and mortgage securities over Treasuries. We also slightly increased the duration of the portfolio in an effort to pick up the higher yields available on longer-term bonds. (Duration measures a fund's price sensitivity to interest rate changes. Longer-duration bonds often have higher coupons but fluctuate more in price when rates change.)

Outlook
================================================================================

     An outstanding climate of steady economic growth, excellent corporate earnings, and tame inflation has strongly benefited the domestic markets, and we currently do not foresee drastic changes that could spoil these conditions. With the U.S. stock market setting records, however, it would not be surprising to see returns moderate in the future, or even decline.

     We expect to maintain a neutral 60%/40% mix of stocks and bonds going forward, while continuing to include an international equity component for diversification. Any changes we make in the portfolio are likely to be moderate and gradual. We believe this blended, deliberate approach is especially appropriate in an environment of uncertainty: it can help defend against the most serious losses in the event of a downturn, while offering professionally managed exposure to a broad range of investing opportunities.

Respectfully submitted,

/s/

Richard T. Whitney
President and Chairman of the Investment Advisory Committee

July 24, 1997

================================================================================
Portfolio Highlights
--------------------------------------------------------------------------------
LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                         6/30/97
--------------------------------------------------------------------------------
Stocks
--------------------------------------------------------------------------------
GE .........................................................                0.9%
American International Group ...............................                0.7
Intel ......................................................                0.7
Procter & Gamble ...........................................                0.6
Bristol-Myers Squibb .......................................                0.6
Coca-Cola ..................................................                0.6
Exxon ......................................................                0.6
British Petroleum ..........................................                0.5
Pfizer .....................................................                0.5
SmithKline Beecham .........................................                0.5
--------------------------------------------------------------------------------
Total ......................................................                6.2%

Bonds
--------------------------------------------------------------------------------
U.S. Treasury ..............................................               12.3%
Ginnie Mae .................................................                7.3
Fannie Mae .................................................                2.0
Freddie Mac ................................................                0.5
Fairfax Financial ..........................................                0.3
Security Benefit Life ......................................                0.3
GTE ........................................................                0.3
Comcast ....................................................                0.3
MBNA .......................................................                0.3
Discover Card ..............................................                0.3
--------------------------------------------------------------------------------
Total ......................................................               23.9%
================================================================================

================================================================================
Portfolio Highlights
--------------------------------------------------------------------------------
SECTOR Diversification
                                                        Percent of    Percent of
                                                        Net Assets    Net Assets
                                                          12/31/96       6/30/97
Stocks *
--------------------------------------------------------------------------------
Financial ..........................................         11.3%         11.0%
Utilities ..........................................          5.1           5.0
Consumer Nondurables ...............................         11.7          13.0
Consumer Services ..................................          5.5           5.4
Consumer Cyclicals .................................          3.2           3.1
Technology .........................................          5.1           5.6
Capital Equipment ..................................          4.1           3.5
Business Services and Transportation ...............          3.3           3.1
Energy .............................................          5.3           3.3
Basic Materials 0.8 0.9
Conglomerates ......................................          0.1           0.1
Total ..............................................         58.9%         59.4%
Bonds and Reserves
U.S. Government and Agency Bonds
U.S. Treasury Obligations ..........................          9.9%         12.3%
Mortgages ..........................................          9.5           7.1
Other U.S. Government and Agencies .................          2.8           2.3
Agency-Backed CMOs .................................          0.5           0.2
Project Loans ......................................          0.3           0.3
Corporate and Other
Investment Grade ...................................          9.4          10.3
Noninvestment Grade 6.7 6.9
Reserves ...........................................          2.0           1.2
Total ..............................................         41.1%         40.6%

*    Includes foreign securities
================================================================================

================================================================================
Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[Balanced Fund SEC chart shown here]

================================================================================
Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

================================================================================
Periods Ended 6/30/97             1 Year      3 Years      5 Years     10 Years
--------------------------------------------------------------------------------
Balanced Fund                      20.80%       17.89%       13.73%       10.76%

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
--------------------------------------------------------------------------------

Unaudited                                                                            For a share outstanding throughout each period
====================================================================================================================================
Financial Highlights ++
------------------------------------------------------------------------------------------------------------------------------------
                                     6 Months          Year                                              Two Months          Year
                                        Ended         Ended                                                   Ended         Ended
                                      6/30/97      12/31/96      12/31/95      12/31/94      12/31/93      12/31/92      10/31/92
NET ASSET VALUE
Beginning of period ............   $    14.48    $    13.22    $    11.14    $    12.02    $    11.07    $    10.86    $    11.43
Investment activities
    Net investment income ......         0.26          0.51          0.48          0.43          0.40*         0.06*         0.33
    Net realized and
    unrealized gain (loss) .....         1.33          1.38          2.24         (0.68)         1.05          0.29          0.86
    Total from
    investment activities ......         1.59          1.89          2.72         (0.25)         1.45          0.35          1.19
Distributions
    Net investment income ......        (0.26)        (0.50)        (0.47)        (0.43)        (0.39)        (0.09)        (0.58)
    Net realized gain ..........        (0.02)        (0.13)        (0.17)        (0.20)        (0.11)        (0.05)        (1.18)
    Total distributions ........        (0.28)        (0.63)        (0.64)        (0.63)        (0.50)        (0.14)        (1.76)
NET ASSET VALUE
End of period ..................   $    15.79    $    14.48    $    13.22    $    11.14    $    12.02    $    11.07    $    10.86
Ratios/Supplemental Data
Total return ...................        11.06%        14.57%        24.88%        (2.05)%       13.35%*        3.32%*       11.20%
Ratio of expenses to
average net assets .............         0.83%+        0.87%         0.95%         1.00%         1.00%*    1.00% *+          1.03%
Ratio of net investment
income to average
net assets .....................         3.53%+        3.70%         3.87%         3.72%         3.45%*    3.85% *+          4.07%
Portfolio turnover rate ........         19.5%+        22.3%         12.6%         33.3%          8.7%         58.0%+       207.7%
Average commission
rate paid ......................   $   0.0442    $   0.0438            --            --            --            --            --
Net assets, end of period
(in millions) ..................   $    1,120    $      876    $      608    $      392    $      341    $      250    $      239
====================================================================================================================================

*    Excludes expenses in excess of a 1.00% voluntary expense limitation in effect through 12/31/94.
+    Annualized.
++   All share and per share figures have been restated to reflect the  reorganization  of the fund  effective  August 31, 1992. The information provided for the period ended October 31 represents the activities of Axe-Houghton Fund B, as restated.

The accompanying notes are an integral part of these financial statements.

Unaudited                                                          June 30, 1997
================================================================================
Statement of Net Assets
                                                           Shares/Par      Value
                                                                    In thousands

Common Stocks and Warrants  58.7%
FINANCIAL  10.5%
Bank and Trust  5.5%
Abbey National (GBP) .....................................    124,000 $    1,689
Air Liquide (L) (FRF) ....................................      6,900      1,095
AmSouth Bancorporation ...................................      8,100        306
Australia & New Zealand Banking ADR ......................     21,500        793
BANC ONE .................................................     10,361        502
Banca Commerciale Italiana (ITL) .........................    210,000        435
Banco de Bilbao Vizcaya ADR ..............................     20,000      1,618
Banco Frances del Rio de la Plata ADR ....................     34,500      1,121
BankAmerica ..............................................     56,200      3,628
BankBoston ...............................................      7,700        555
Bankgesellschaft Berlin (DEM) ............................     57,000      1,193
Barclay's (GBP) ..........................................    101,278      2,010
Barnett Banks ............................................      1,100         58
Central Fidelity Banks ...................................      9,450        336
Charter One Financial ....................................      9,576        517
Chase Manhattan ..........................................     55,040      5,342
Citicorp .................................................     35,000      4,220
Compass Bancshares .......................................      9,300        312
CoreStates Financial .....................................      6,370        342
Crestar Financial ........................................      6,400        249
Deutsche Bank (DEM) ......................................     18,700      1,082
Development Bank of Singapore (SGD) ......................     64,000        806
First American ...........................................     15,600        600
First Bank Systems .......................................      1,400        120
First Security ...........................................     16,650        455
First Tennessee National .................................      3,600        173
First Union ..............................................     25,800      2,386
First Virginia Banks .....................................      5,700        344
Fleet Financial Group ....................................      2,200        139
Grupo Financiero Bancomer (144a) ADR * ...................     20,000        195
HSBC Holdings (GBP) ......................................    104,000      3,201
J. P. Morgan .............................................     20,000      2,087
KeyCorp ..................................................     50,000      2,794
Kredietbank (BEF) ........................................      2,500    $ 1,008
Mellon Bank ..............................................     37,500      1,692
Mercantile Bancorporation ................................      4,200        255
NationsBank ..............................................     75,936      4,898
Norwest ..................................................     30,000      1,687
Old Kent Financial .......................................      6,250        337
Overseas Chinese Bank (SGD) ..............................     67,200        696
Pacific Century Financial ................................      4,100        190
Regions Financial ........................................     18,200        577

Schweizerischer Bankverein (CHF) * .......................      8,440      2,257
Schweizerischer Bankverein, Warrants, 6/30/98 (CHF) * ....        240         11
Societe Generale (FRF) ...................................     10,218      1,141
Societe Generale de Belgique (BEF) .......................      8,500        794
Societe Generale New (FRF) ...............................        272         30
SouthTrust ...............................................      9,500        394
Star Banc ................................................     18,900        799
Summit Bancorp ...........................................      4,200        211
U. S. Bancorp ............................................     18,522      1,188
Union Bank of Switzerland (CHF) ..........................      1,400      1,601
Washington Federal .......................................     20,449        525
Westpac Bank (AUD) .......................................     90,000        542
                                                                          61,536

Insurance  2.6%
Aetna ....................................................      2,695        276
American General .........................................     48,000      2,292
American International Group .............................     54,100      8,081
CIGNA ....................................................      2,900        515
CKAG Colonia Konzern (DEM) ...............................      6,000        554
Conseco ..................................................     11,600        429
Equitable Companies ......................................      9,400        312
General Re ...............................................      1,300        237
Hartford Financial Services ..............................      1,400        116
Horace Mann Educators ....................................     10,200        500
John Alden Financial .....................................      8,000        167
Marsh & McLennan .........................................      4,600        328
MBIA .....................................................      3,100        350
Medical Assurance * ......................................      9,103        370
MGIC Investment ..........................................     23,200      1,112
Ohio Casualty ............................................      5,100    $   224
Old Republic International ...............................      7,050        214
Progressive Corporation ..................................      4,200        365
St. Paul Companies .......................................     43,000      3,279
Sumitomo Marine & Fire (JPY) .............................    175,000      1,435
Sunamerica ...............................................      8,100        395
Torchmark ................................................     39,300      2,800
UNUM .....................................................    100,000      4,200
                                                                          28,551

Financial Services  2.4%
A.G. Edwards .............................................     13,475        576
ADVANTA ..................................................      4,500        165
ADVANTA (Class B) ........................................      5,550        197
AMBAC ....................................................     11,100        848
American Express .........................................     42,600      3,174
AXA (FRF) ................................................     19,600      1,219
Countrywide Credit .......................................    113,925      3,553
DCB Holdings (MYR) .......................................    185,000        586
Fannie Mae ...............................................     78,000      3,403
Green Tree Financial .....................................     21,400        762

H&R Block ................................................     30,900        997
Household International ..................................     24,000      2,819
ING Groep (NLG) ..........................................     51,674      2,383
Medaphis * ...............................................     14,600        147
Mercury Finance ..........................................     18,600         45
Morgan Stanley Dean Witter Discover ......................      5,600        241
Pearson (GBP) ............................................    150,000      1,739
Salomon ..................................................      6,800        378
Travelers Group ..........................................     52,665      3,321
United Asset Management ..................................     16,000        453
                                                                          27,006
Total Financial ..........................................               117,093

UTILITIES  4.9%
Telephone Services  3.4%
ALLTEL ...................................................     80,000      2,675
Ameritech ................................................     24,000      1,630
AT&T .....................................................    107,500 $    3,769
Bell Atlantic ............................................     18,100      1,373
BellSouth ................................................    102,000      4,730
British Telecommunications ADR ...........................     21,600      1,604
Compania de Telecomunicaciones de Chile ADR ..............     17,000        561
COMSAT ...................................................      4,900        117
Frontier .................................................      8,000        160
GTE ......................................................     53,800      2,360
Hong Kong Telecommunications ADR .........................     37,288        872
SBC Communications .......................................     90,366      5,591
Southern New England Telecomm ............................      4,900        190
Sprint ...................................................     50,900      2,679
Telecom Corporation of New Zealand (NZD) .................    520,000      2,649
Telecom Italia (ITL) .....................................    571,000      1,833
Telecom Italia Mobile (ITL) ..............................    571,000      1,837
Telefonica de Espana ADR .................................     12,000      1,035
Telekom Malaysia (MYR) ...................................    105,000        491
Telmex ADR ...............................................     30,000      1,433
U S West Media ...........................................     20,000        405
                                                                          37,994

Electric Utilities  1.5%
Duke Energy ..............................................     30,115      1,444
Edison International .....................................    104,000      2,587
Electrabel (BEF) .........................................      2,400        514
Empresa Nacional de Electricidad ADR .....................     12,200      1,038
Empresa Nacional de Electricidad de Chile ADR ............     20,000        451
Entergy ..................................................     53,000      1,451
FPL Group ................................................     25,600      1,179
Hong Kong Electric (HKD) .................................    200,000        805
Niagara Mohawk * .........................................    102,500        878
Ohio Edison ..............................................     75,000      1,636
Public Service of New Mexico .............................     50,000        894
Texas Utilities ..........................................     25,500        878
Unicom ...................................................     68,600      1,526
Veba (DEM) ...............................................     22,100      1,242
                                                                          16,523
Total Utilities 54,517

CONSUMER NONDURABLES  13.0%
Cosmetics  0.3%
Gillette .................................................      8,137     $  771
International Flavors & Fragrances .......................     11,700        591
Kao (JPY) ................................................    161,000      2,234
Revlon (Class A) * .......................................      1,800         93
                                                                           3,689

Beverages  1.6%
Anheuser-Busch ...........................................     64,000      2,684
Coca-Cola ................................................     92,600      6,251
LVMH (FRF) ...............................................      9,541      2,565
PepsiCo ..................................................    150,400      5,649
Starbucks * ..............................................     24,400        952
                                                                          18,101

Food Processing  2.3%
Archer Daniels Midland ...................................     64,165      1,508
Cadbury Schweppes ADR ....................................     31,586      1,157
ConAgra ..................................................     26,700      1,712
CPC International ........................................     32,900      3,037
CSM (NLG) ................................................     17,000        852
Danisco (DKK) ............................................     16,000        978
Earthgrains ..............................................      1,280         84
Eridania Beghin-Say (FRF) ................................      8,100      1,213
General Mills ............................................     29,300      1,908
Heinz ....................................................     77,000      3,552
Hershey Foods ............................................     30,000      1,659
Kellogg ..................................................      3,100        265
McCormick ................................................     10,300        261
Nestle (CHF) .............................................      1,684      2,221
Ralston Purina ...........................................     23,204      1,907
Sara Lee .................................................     82,900      3,451
Universal Foods ..........................................      7,100        271
Whitman ..................................................      1,100         28
                                                                          26,064

Hospital Supplies/Hospital Management  1.5%
Abbott Laboratories ......................................     63,600      4,245
Allegiance ...............................................      8,000        218
Baxter International .....................................     50,000    $ 2,613
Columbia/HCA Healthcare ..................................     97,900      3,849
Health Management (Class A) * ............................     36,112      1,029
HealthCare COMPARE * .....................................     12,900        676
Hillenbrand Industries ...................................     11,600        551
Humana * .................................................     22,400        518
Medtronic ................................................     16,000      1,296
Millipore ................................................        900         40
Quest Diagnostics * ......................................      3,750         77
St. Jude Medical * .......................................     26,000      1,014
                                                                          16,126

Pharmaceuticals  4.4%
American Home Products ...................................     56,600      4,330
Amgen ....................................................     50,700      2,945
Astra (Series B) (SEK) ...................................     80,000      1,412
Bristol-Myers Squibb .....................................     84,400      6,837
Chiron * .................................................      3,704         77
Forest Laboratories * ....................................      4,500        187
Gehe (DEM) ...............................................     13,550        925
Glaxo Wellcome ADR .......................................     32,800      1,372
IDEXX Laboratories * .....................................     11,800        146
Johnson & Johnson ........................................     26,900      1,732
Merck ....................................................     50,100      5,185
Novartis (CHF) ...........................................      1,386      2,216
Perrigo * ................................................      9,900        124
Pfizer ...................................................     49,200      5,879
Pharmacia & Upjohn .......................................     80,000      2,780
Schering-Plough ..........................................      1,800         86
SmithKline Beecham ADR ...................................     62,400      5,717
Takeda Chemical Industries (JPY) .........................     84,000      2,360
Warner-Lambert ...........................................     43,000      5,343
                                                                          49,653

Health Care Services  0.3%
Altana (DEM) .............................................      1,200      1,280
Olsten ...................................................      4,118         80
United HealthCare ........................................     37,700      1,960
                                                                           3,320

Miscellaneous Consumer Products  2.6%
Arctic Cat ...............................................      2,550    $    27
Benetton Group (ITL) .....................................     39,520        631
Bridgestone (JPY) ........................................     69,000      1,601
Burlington Industries * ..................................     17,700        212
Colgate-Palmolive ........................................     60,200      3,928
CUC International * ......................................     23,499        607
Fruit of the Loom (Class A) * ............................      4,300        133
Grand Metropolitan ADR ...................................     31,300      1,227
Huhtamaki (FIM) ..........................................     10,000        430
Imperial Tobacco Group ADR ...............................     15,750        202
Jones Apparel Group * ....................................     33,600      1,604
Kuraray (JPY) ............................................    148,000      1,472
Lion Nathan (NZD) ........................................    175,000        443
Liz Claiborne ............................................      1,700         79
NIKE .....................................................        900         53
Philip Morris ............................................     10,800        479
Philips N.V. ADR .........................................     31,200      2,243
PPG Industries ...........................................      2,400        140
Procter & Gamble .........................................     49,400      6,978
Service Corp. International ..............................     74,600      2,452
Springs Industries .......................................     39,700      2,094
Tambrands ................................................      9,500        474
Textron ..................................................      2,000        133
Unilever N.V. ADR ........................................      5,000      1,090
UST ......................................................      2,000         56
                                                                          28,788

Biotechnology  0.0%
Covance * ................................................      7,500        145
Guidant ..................................................        600         51
                                                                             196
Total Consumer Nondurables ...............................               145,937

CONSUMER SERVICES  5.4%
Restaurants  0.0%
Darden Restaurants .......................................      6,300         57
                                                                              57

General Merchandisers  1.8%
Carrefour (FRF) ..........................................      2,000    $ 1,452
Costco Companies * .......................................    103,400      3,402
Dayton Hudson ............................................     86,100      4,579
Marui (JPY) ..............................................     53,000        985
May Department Stores ....................................     51,400      2,429
Sears ....................................................     40,000      2,150
Tesco (GBP) ..............................................    202,143      1,246
TJX ......................................................     88,000      2,321
Wal-Mart .................................................     60,000      2,029
Warnaco Group (Class A) ..................................      2,500         80
                                                                          20,673

Specialty Merchandisers  1.5%
Albertson's ..............................................      1,300         47
Callaway Golf ............................................     13,000        462
Christian Dior (FRF) .....................................      7,000      1,155
Circuit City Stores ......................................     65,900      2,344
Federated Department Stores * ............................      1,800         63
Fingerhut Companies ......................................      8,000        140
Gymboree * ...............................................      8,400        201
Heilig-Meyers ............................................      4,500         88
Home Depot ...............................................      3,400        234
Kohl's * .................................................     18,600        985
Kroger * .................................................    100,000      2,900
Lowes ....................................................      2,000         74
Payless Shoesource * .....................................      8,224        450
Petrie Stores Liquidation Trust * ........................     33,500        106
R. P. Scherer * ..........................................      5,600        289
Safeway * ................................................     12,600        581
Staples * ................................................     23,625        548
The Gap ..................................................     79,200      3,079
Toys "R" Us * ............................................     63,300      2,215
Viking Office Products * .................................     32,000        606
                                                                          16,567

Entertainment and Leisure  1.2%
Applebee's ...............................................     10,600        284
Ascent Entertainment * ...................................      2,395         22
Brinker * ................................................      8,775        125
Buffets * ................................................      6,200         52
Casino America * .........................................     10,794         24
Chartwell Leisure * ......................................      1,080    $    14
Checkers Drive-In Restaurants * ..........................      6,750          9
Disney ...................................................     50,139      4,024
HFS * ....................................................     23,100      1,340
Hilton ...................................................      2,300         61
Hutchison Whampoa (HKD) ..................................    390,000      3,373
International Game Technology ............................      9,000        160
ITT * ....................................................      1,700        104
McDonald's ...............................................     10,000        483
Reader's Digest (Class A) ................................     35,000      1,004
Sbarro ...................................................     37,500      1,041
Sharp (JPY) ..............................................     72,000        992
Viacom (Class A) * .......................................      4,500        134
                                                                          13,246

Media and Communications  0.9%
A. C. Nielson * ..........................................      4,700         92
A. H. Belo (Class A) .....................................      6,800        283
Banta ....................................................     13,500        368
Cognizant ................................................     14,100        571
Comcast (Class A Special) ................................     40,000        854
Dun & Bradstreet .........................................     14,100        370
Elsevier (NLG) ...........................................     50,000        835
Gannett ..................................................     13,800      1,363
Gaylord Entertainment ....................................     10,584        244
McGraw-Hill ..............................................     32,200      1,894
NTL International * ......................................     11,999        297
Time Warner ..............................................     29,000      1,399
U S West Communications ..................................     20,000        754
Vanguard Cellular (Class A) * ............................     11,850        164
Vodafone ADR .............................................     20,000        969
                                                                          10,457
Total Consumer Services ..................................     61,000

CONSUMER CYCLICALS  3.1%
Automobiles and Related  1.0%
Autoliv * ................................................     21,653        847
Breed Technologies .......................................      5,600        129
Chrysler .................................................      3,800        125
Cycle & Carriage (SGD) ...................................     50,000    $   517
Dana .....................................................      1,300         49
Ford Motor ...............................................     11,330        428
Gentex * .................................................     18,200        356
Genuine Parts ............................................     81,975      2,777
GM .......................................................     33,600      1,871
Goodyear Tire & Rubber ...................................        300         19
Honda ADR ................................................     30,100      1,812
Pep Boys .................................................      7,100        242
Superior Industries International ........................      8,000        212
TRW ......................................................     30,000      1,704
                                                                          11,088

Building and Real Estate  0.9%
Cheung Kong Holdings (HKD) ...............................    283,000      2,794
City Developments (SGD) ..................................     50,000        490
DBS Land (SGD) ...........................................    600,000      1,897
Hopewell Holdings (HKD) ..................................    948,339        600
Patriot American Hospitality, REIT .......................    150,000      3,825
Texas Industries .........................................      9,400        250
USG * ....................................................     14,600        533
                                                                          10,389

Miscellaneous Consumer Durables  1.1%
Black & Decker ...........................................     36,000      1,339
Corning ..................................................     30,000      1,669
Eastman Kodak ............................................     22,600      1,735
Harley-Davidson ..........................................      3,800        182
Imation * ................................................      1,800         47
Masco ....................................................     49,900      2,083
Ricoh (JPY) ..............................................    100,000      1,309
Scotts (Class A) * .......................................     10,000        290
Sony (JPY) ...............................................     16,000      1,394
Tandy ....................................................     20,000      1,120
Valspar ..................................................     36,200      1,072
York International .......................................      2,600        120
                                                                          12,360

Transportation Services  0.1%
United Engineers (MYR) ...................................    100,000        721
                                                                             721
Total Consumer Cyclicals .................................                34,558

TECHNOLOGY  5.6%
Electronic Components  1.6%
Altera * .................................................     18,000    $   910
AMP ......................................................     30,000      1,252
EMC * ....................................................     11,500        448
Intel ....................................................     57,000      8,071
Linear Technology ........................................     45,800      2,366
Micron Technology * ......................................      9,400        375
Molex ....................................................     12,206        446
Motorola .................................................     40,000      3,040
Thermo Electron * ........................................      9,787        333
Thermo Instrument Systems * ..............................      8,156        250
Vicor * ..................................................     12,000        267
Xilinx * .................................................     12,600        618
                                                                          18,376

Electronic Systems  0.6%
Applied Materials * ......................................     10,000        708
General Instrument * .....................................      1,400         35
Hewlett-Packard ..........................................     68,300      3,825
Honeywell ................................................     20,000      1,517
Solectron * ..............................................      4,800        336
                                                                           6,421

Information Processing  0.9%
Adaptec *       14,000      486
COMPAQ Computer * ........................................     50,800      5,042
Dell Computer * ..........................................        600         70
Hitachi ADR ..............................................     15,200      1,718
IBM ......................................................     23,400      2,110
Komag * ..................................................      1,200         20
Storage Technology * .....................................      5,000        223
                                                                           9,669

Specialized Computer  0.4%
Silicon Graphics * .......................................     14,700        220
Sun Microsystems * .......................................    108,000      4,020
                                                                           4,240

Telecommunications Equipment  1.2%
Bay Networks * ...........................................      7,177        191
Cox Communications (Class A) * ...........................     50,000      1,200
LM Ericsson ADR (Class B) ................................     54,000    $ 2,128
Lucent Technologies ......................................     48,396      3,487
MCI ......................................................      2,700        103
Novell * .................................................     45,600        316
PictureTel * .............................................      8,800         84
Telecomunicacoes Brasileiras ADR .........................     20,000      3,035
Tellabs * ................................................     23,200      1,295
World Com ................................................     36,800      1,176
                                                                          13,015

Aerospace and Defense  0.9%
AlliedSignal .............................................     36,000      3,024
Boeing ...................................................     66,800      3,545
Northrop .................................................     30,000      2,634
Raytheon .................................................        500         25
Trinity Industries .......................................        300         10
United Technologies ......................................     14,200      1,179
                                                                          10,417

Office Automation  0.0%
Pitney Bowes .............................................      2,600        181
Xerox ....................................................      2,300        181
                                                                             362
Total Technology .........................................     62,500

CAPITAL EQUIPMENT  3.5%
Electrical Equipment  2.5%
ABB (CHF) ................................................        775      1,173
American Power Conversion * ..............................     10,300        195
Canon (JPY) ..............................................     55,000      1,497
Emerson Electric .........................................     56,200      3,095
GE .......................................................    158,400     10,355

Hubbell (Class A) ........................................      8,000        334
Hubbell (Class B) ........................................     80,252      3,531
Matsushita Electric Works (JPY) ..........................    100,000      1,134
Mitsubishi Electric (JPY) ................................    190,000      1,063
Siemens (DEM) ............................................     13,000        772
Tomkins ADR ..............................................     30,000        536
Tyco International .......................................     50,000      3,478
Westinghouse .............................................     30,780        712
                                                                          27,875

Machinery  1.0%
Caterpillar ..............................................     25,000    $ 2,684
Coltec Industries * ......................................     29,900        583
Cooper Industries ........................................        600         30
Deere ....................................................     18,000        988
DII Group * ..............................................        160          7
Dover ....................................................      1,200         74
FMC * ....................................................     12,000        953
Foster Wheeler ...........................................      4,600        186
GKN (GBP) ................................................     45,000        773
Imo Industries * .........................................      2,800         17
Ingersoll-Rand ...........................................      1,000         62
Kennametal ...............................................     11,400        490
Man (DEM) ................................................      3,300      1,016
S I G Schweis (CHF) ......................................        520      1,576
Stewart & Stevenson ......................................      6,300        164
Teleflex .................................................     10,000        313
TriMas ...................................................     30,300        852
Valmet (FIM) .............................................     32,000        553
                                                                          11,321
Total Capital Equipment ..................................                39,196

BUSINESS SERVICES AND
TRANSPORTATION  3.0%
Computer Service and Software  1.1%
Amtech * .................................................      3,625         17
BMC Software * ...........................................     40,000      2,217
Computer Associates ......................................     45,725      2,546
Electronic Arts * ........................................      7,500        253
Electronic Data Systems ..................................     44,223      1,813
HBO ......................................................     13,200        909
Informix * ...............................................     18,400        166
Intuit * .................................................     50,000      1,145
Micro Warehouse * ........................................      5,600         96
NCR * ....................................................      6,718        200
Oracle * .................................................     28,000      1,409
Parametric Technology * ..................................     23,200        987
SunGard Data Systems * ...................................     13,200        614
Sybase * .................................................      7,000    $   104
                                                                          12,476

Distribution Services  0.0%
Cardinal Health ..........................................      5,437        311
                                                                             311

Environmental  0.0%
Molten Metal Technology * ................................     11,900         60
                                                                              60

Transportation Services  0.2%
Halter Marine Group ......................................        104          2
Landstar Systems * .......................................     40,000      1,128
Mitsubishi Heavy Industries (JPY) ........................    159,000      1,219
                                                                           2,349

Miscellaneous Business Services  0.7%
BAA (GBP) ................................................    107,300        986
Browning-Ferris ..........................................     25,000        831
Cintas ...................................................      3,600        248
Equifax ..................................................     17,800        662
GTECH * ..................................................      4,500        145
Manpower .................................................     12,200        543
Merrill ..................................................      5,000        180
Omnicom ..................................................     13,400        826
Paychex ..................................................     28,012      1,075
Sime Darby (MYR) .........................................    200,000        666
Waste Management .........................................     39,166      1,258
                                                                           7,420

Airlines  0.5%
AMR * ....................................................     20,000      1,850
ASA Holdings .............................................      4,200        120
KLM (NLG) ................................................     23,000        709
Mesa Air Group * .........................................     17,300         94
Northwest Airlines * .....................................        300         11
Singapore Airlines (SGD) .................................     80,000        716
UAL * ....................................................     30,000      2,147
                                                                           5,647

Railroads  0.5%
Burlington Northern Santa Fe .............................     25,100      2,256
CSX ......................................................     22,500      1,249
Illinois Central (Series A) ..............................     14,850        519
Union Pacific ............................................     14,000        987
Wisconsin Central Transport * ............................     20,400     $  759
                                                                           5,770
Total Business Services and Transportation ...............                34,033

ENERGY  5.4%
Energy Services  0.9%
Baker Hughes .............................................        800         31
El Paso Natural Gas ......................................      9,383        516
Elf Aquitaine (FRF) ......................................      9,000        971
Energy Group PLC ADR .....................................      7,875        334
Halliburton ..............................................     26,371      2,090
Helmerich & Payne ........................................     20,000      1,152
Highlands Insurance Group * ..............................      2,300         46
Imperial Oil .............................................      1,300         67
Schlumberger .............................................     30,100      3,762
Smith International * ....................................     18,300      1,112
Witco ....................................................      5,400        205
                                                                          10,286

Exploration and Production  0.1%
Anadarko Petroleum ......................................  1,800             108
Enron Oil & Gas .........................................  6,600             119
Santos (AUD) ............................................200,000             842
Ultramar Diamond Shamrock ...............................  9,100             297
Union Pacific Resources ................................. 11,857             295
                                                                           1,661

Gas Transmission  0.4%
Consolidated Natural Gas .................................      1,200         65
Enron ....................................................     50,000      2,041
ENSERCH ..................................................     14,300        318
MCN ......................................................      8,800        269
Questar ..................................................      7,400        299
Sonat ....................................................     29,000      1,486
Tenneco ..................................................        200          9
                                                                           4,487

Integrated Petroleum - Domestic  1.7%
Amerada Hess .............................................     37,700      2,095
Atlantic Richfield .......................................     64,600      4,554
British Petroleum ADR ....................................     78,600    $ 5,885
Kerr-McGee ...............................................        600         38
MAPCO ....................................................      3,400        107
Phillips Petroleum .......................................     48,300      2,113
Santa Fe Energy Resources * ..............................     13,900        204
Unocal ...................................................      4,400        171
USX-Marathon .............................................    140,000      4,043
                                                                          19,210

Integrated Petroleum - International  2.3%
Amoco ....................................................        400         35
Chevron ..................................................     41,400      3,061
ENI S.P.A. ADR ...........................................     26,600      1,513
Exxon ....................................................    101,200      6,224

Mobil ....................................................     78,600      5,492
Repsol ADR ...............................................     24,000      1,018
Royal Dutch Petroleum ADR ................................     40,000      2,175
Shell Transport & Trading ADR ............................     12,100      1,522
Texaco ...................................................     39,300      4,274
                                                                          25,314
Total Energy .............................................                60,958

PROCESS INDUSTRIES  3.4%
Building & Construction  0.1%
Blue Circle Industries (GBP) .............................    135,000        964
Del E. Webb ..............................................        100          2
Hanson PLC ADR ...........................................      7,875        197
                                                                           1,163

Diversified Chemicals  1.0%
Dow Chemical .............................................     30,000      2,614
DuPont ...................................................     57,800      3,634
Eastman Chemical .........................................      3,675        233
Hercules .................................................      1,800         86
Monsanto .................................................     92,300      3,975
                                                                          10,542

Specialty Chemicals  1.3%
3M .......................................................     18,600      1,897
A. Schulman ..............................................     26,325        651
Akzo Nobel (NLG) .........................................      7,000    $   959
Avery Dennison ...........................................      1,800         72
BASF (DEM) ...............................................     34,000      1,257
Bayer (DEM) ..............................................     30,000      1,161
Crompton & Knowles .......................................      3,500         78
Great Lakes Chemical .....................................     25,000      1,309
IVAX .....................................................      5,200         58
Lyondell Petrochemical ...................................      7,100        155
McWhorter Technologies * .................................      1,500         36
Millennium Chemicals .....................................      4,499        102
Morton International .....................................     63,500      1,917
Pall .....................................................      8,533        198
Raychem ..................................................        900         67
Rohm & Haas ..............................................     28,000      2,522
Sumitomo Chemical (JPY) ..................................    175,000        793
Technip (FRF) ............................................     12,900      1,497
                                                                          14,729

Paper and Paper Products  0.6%
Dai Nippon Printing (JPY) ................................     67,000      1,514
Kimberly-Clark ...........................................     34,400      1,711
Kimberly-Clark Mexico (Class A) (MXN) ....................    265,000      1,057
Mead .....................................................     15,000        934
Schweitzer Mauduit .......................................      1,000         37
Sonoco Products ..........................................     12,705        387
Willamette Industries ....................................     12,000        840
                                                                           6,480

Forest Products  0.4%
Georgia-Pacific ..........................................     19,000      1,622
International Paper ......................................     46,000      2,234
Pope & Talbot ............................................      8,200        135
Weyerhaeuser .............................................     12,700        660
                                                                           4,651
Total Process Industries .................................                37,565

BASIC MATERIALS  0.9%
Metals  0.6%
Alcoa           30,000      2,261
Carpenter Technology .....................................      5,400        247
Freeport-McMoRan Copper & Gold (Class A) .................      9,600     $  281
Reynolds Metals ..........................................     28,000      1,995
Rustenburg Platinum (ZAR) ................................     85,000      1,555
                                                                           6,339

Mining  0.2%
LONRHO (GBP) .............................................    404,445        855
Rio Tinto (AUD) ..........................................     40,000        683
TVX Gold * ...............................................    200,000      1,062
                                                                           2,600

Miscellaneous Materials  0.1%
Crown Cork & Seal       1,400       75
Malayan Cement (MYR) .....................................    312,500        523
Owens-Illinois * .........................................     15,300        474
                                                                           1,072
Total Basic Materials ....................................                10,011

CONGLOMERATES  0.0%
Orkla (Class A) (NOK) ....................................      7,500        554
Total Conglomerates 554
Total Common Stocks and Warrants (Cost $410,831) .........               657,922

Convertible Preferred Stocks  0.6%
Aetna, 6.25%, (Class C) ..................................        898         84
Security Capital Industrial Trust (Class B) ..............    225,000      6,216
Total Convertible Preferred Stocks (Cost $  5,116) .......                 6,300

Convertible Bonds  0.1%
U S WEST LYONs, Sub. Notes, Zero Coupon, 6/25/11 ......... $2,000,000        771
Total Convertible Bonds (Cost $  689) ....................                   771

Corporate Bonds  17.2%
Abbey National First Capital, Sub. Notes
        8.20%, 10/15/04 ..................................  1,205,000      1,284
African Development Bank, Sub. Notes, 7.75%, 12/15/01 ....  1,000,000      1,041
Agricultural Minerals and Chemicals, Sr. Notes
         10.75%, 9/30/03 ................................. $1,000,000    $ 1,082

Airplane Pass Through Trust
        10.875%, 3/15/19 .................................    490,000        568
        8.15%, 3/15/19 ...................................  1,956,000      2,036
Alabama Power, 1st Mtg. Notes, 7.00%, 1/1/03 .............    725,000        724
Allied Waste North America, Sr. Sub. Notes, (144a)
        10.25%, 12/1/06 ..................................    875,000        932
AMC Entertainment, Sr. Sub. Notes, (144a)
        9.50%, 3/15/09 ...................................  1,000,000      1,040
AMERCO, Sr. Notes, 7.85%, 5/15/03 ........................  1,000,000      1,007
American Builders & Contractors Supply, Sr. Sub. Notes
        (144a) 10.625%, 5/15/07 ..........................  1,000,000      1,035
American Portable Telecom, Gtd. Notes, (144a)
        Zero Coupon, 11/1/06 .............................  3,615,000      1,674
American Safety Razor, Sr. Notes, 9.875%, 8/1/05 .........  1,000,000      1,067
American Standard, Sr. Sub. Notes, 9.875%, 6/1/01 ........    750,000        795
Ametek, Sr. Notes, 9.75%, 3/15/04 ........................    500,000        531
Anheuser-Busch, 6.90%, 10/1/02 ...........................  2,000,000      1,997
Archibald Candy, Gtd. Notes, (144a) 10.25%, 7/1/04 .......    800,000        814
Associates, Sr. Notes, 7.50%, 4/15/02 ....................  1,300,000      1,338
Atlantic Richfield, Deb. Notes, 8.75%, 3/1/32 ............  1,570,000      1,814
Banco Central, Sub. Notes, 7.50%, 6/15/05 ................  1,000,000      1,013
Banesto Delaware, Sub. Notes, 8.25%, 7/28/02 .............  2,000,000      2,110
Banque Nationale de Paris, Deb. Notes, 9.875%, 5/25/98 ...  1,000,000      1,032
Baxter International, 7.125%, 2/1/07 .....................  1,500,000      1,507
BE Aerospace, Sr. Sub. Notes, 9.875%, 2/1/06 .............    250,000        263
BF Saul REIT, Sr. Secured Notes, 11.625%, 4/1/02 .........    750,000        799
BHP Finance USA Limited, Gtd. Notes, 6.69%, 3/1/06 .......  2,000,000      1,940
Boeing, 8.75%, 8/15/21 ...................................  2,000,000      2,308
British Columbia Hydro & Power, 12.50%, 9/1/13 ...........    250,000        277
Brooks Fiber Properties, Sr. Notes, (144a) 10.00%, 6/1/07     400,000        404
Burlington Northern, PTC, 7.33%, 6/23/10 .................    981,034        995
BWAY, Sr. Sub. Notes, (144a) 10.25%, 4/15/07 .............    550,000        589
Celestica International, Sr. Sub. Notes, 10.50%, 12/31/06   1,000,000      1,075
Century Telephone Enterprises, Sr. Notes, 8.25%, 5/1/24 ..    500,000        513
Chancellor Radio Broadcasting, Sr. Sub. Notes
        9.375%, 10/1/04 ..................................    750,000        769
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04 .................  1,000,000      1,100
Chemical Master Credit Card Trust I
        5.55%, 9/15/03 ...................................   $100,000       $ 97
        6.23%, 4/15/05 ...................................    110,000        108
Chief Auto Parts, Sr. Notes, 10.50%, 5/15/05 .............    600,000        600
Chrysler Financial, 5.875%, 2/7/01 .......................  2,000,000      1,950
Citibank Credit Card Master Trust I, 5.79%, 2/7/03 .......    170,000        134
Citicorp Mortgage, 6.00%, 3/25/22 ........................    151,118        148
Citizens Utilities, Deb. Notes, 7.00%, 11/1/25 ...........  1,500,000      1,426
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07 ...........    500,000        495
Coca-Cola Bottling, Sr. Sub. Notes, 9.00%, 11/15/03 ......    500,000        516
Coinmach, Sr. Notes, 11.75%, 11/15/05 ....................    750,000        831
Comcast Cable Communications, (144a) 8.125%, 5/1/04 ......  3,000,000      3,123
Communications & Power Industries, Sr. Sub. Notes
        12.00%, 8/1/05 ...................................  1,000,000      1,110

Conseco Financing Trust II, Gtd. Notes, 8.70%, 11/15/26 ..  2,000,000      2,047
Consolidated Cigar, Sr. Sub. Notes, 10.50%, 3/1/03 .......  1,000,000      1,052
Container Corporation of America, Sr. Notes
        9.75%, 4/1/03 ....................................  1,000,000      1,050
ContiFinancial, Sr. Notes, 8.375%, 8/15/03 ...............  1,000,000      1,028
Continental Airlines, PTC, (144a) 7.206%, 6/30/04 ........    500,000        498
Corestates Home Equity Loan
        5.10%, 3/15/09 ...................................    360,559        351
        6.65%, 5/15/09 ...................................    260,793        258
Countrywide Funding, MTN, 6.875%, 9/15/05 ................    860,000        837
Courtyard by Marriott, Sr. Notes, 10.75%, 2/1/08 .........    500,000        541
Cox Communications, 6.375%, 6/15/00 ......................  1,500,000      1,488
CSX, Deb. Notes, (144a) 7.45%, 5/1/07 ....................  1,000,000      1,017
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03 .............    750,000        795
Delta Airlines, Deb. Notes, 8.95%, 1/12/12 ...............  1,558,773      1,719
Deutsche Financial Capital, 6.75%, 9/15/27 ...............  2,000,000      1,990
Discover Credit Card, 7.85%, 11/21/00 ....................  3,000,000      3,052
Doane Products, Sr. Notes, 10.625%, 3/1/06 ...............  1,000,000      1,065
Dr Pepper Bottling Holdings, Sr. Disc. Notes, STEP
        Zero Coupon, 2/15/03 .............................  1,250,000      1,247
Dr Pepper Bottling Texas, Sr. Notes, 10.25%, 2/15/00 .....    500,000        516
Dual Drilling, Sr. Sub. Notes, 9.875%, 1/15/04 ...........    500,000        534
Duke Energy, 1st Ref. Mtg ................................
        6.75%, 8/1/25 ....................................  1,000,000        879
        7.50%, 8/1/25 ....................................  1,000,000        972
Dyncorp, Sr. Sub. Notes, (144a) 9.50%, 3/1/07 ............  $ 900,000       $909
Echo Bay Mines, Jr. Sub. Deb., 11.00%, 4/1/27 ............    875,000        879
El Paso Electric, 1st Mtg. Notes, 8.90%, 2/1/06 ..........    125,000        133
Energy Corporation of America, Sr. Sub. Notes, (144a)
        9.50%, 5/15/07 ...................................  1,000,000      1,010
Equimar Shipholdings Limited, Gtd. Notes, (144a)
        9.875%, 7/1/07 ...................................  1,000,000        980
Equitable Resources, Deb. Notes, 7.75%, 7/15/26 ..........  2,000,000      2,056
Exxon Capital, Gtd. Notes, 6.50%, 7/15/99 ................    500,000        503
Fairchild Semiconductor, Sr. Sub. Notes, (144a)
        10.125%, 3/15/07 .................................    425,000        451
Fairfax Financial Holdings
        7.75%, 12/15/03 ..................................    800,000        815
        8.30%, 4/15/26 ...................................  2,500,000      2,595
Falcon Building Products, 9.50%, 6/15/07 .................    850,000        846
Federal Express, 9.95%, 8/15/06 ..........................    500,000        583
Ferrellgas, Sr. Notes, 10.00%, 8/1/01 ....................    750,000        797
First Federal Financial, 11.75%, 10/1/04 .................    750,000        817
First Fidelity Bancorp, Deb. Notes, 8.50%, 4/1/98 ........  1,500,000      1,524
Fleet Mortgage Group, 6.125%, 8/15/97 ....................     50,000         50
Fleet/Norstar Financial Group, Sub. Notes
        8.625%, 1/15/07 ..................................    800,000        871
Fletcher Challenge, 9.00%, 9/15/99 .......................    270,000        283
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06 ...........    275,000        287

Foamex, Sr. Sub. Notes, (144a) 9.875%, 6/15/07 ...........    325,000        336
Ford Motor Company, Deb. Notes, 7.50%, 8/1/26 ............  2,500,000      2,485
Ford Motor Credit, 8.20%, 2/15/02 ........................    170,000        179
Freeport McMoRan Resources, Sr. Notes, 7.00%, 2/15/08 ....    900,000        872
Frontiervision Operating Partners, Sr. Sub. Notes
        11.00%, 10/15/06 .................................    500,000        524
Fundy Cable, Sr. Notes, 11.00%, 11/15/05 .................    500,000        540
Gaylord Container, Sr. Notes, (144a) 9.75%, 6/15/07 ......  1,000,000        998
General Motors, Deb. Notes, 9.625%, 12/1/00 ..............    140,000        152
General Motors Acceptance Corporation, MTN
        6.75%, 6/17/02 ...................................     80,000         80
Golden West Financial, Sub. Notes, 8.625%, 8/30/98 .......  1,500,000      1,537
Green Tree Financial, 5.75%, 10/15/18 ....................     90,000         88
Greenpoint Capital Trust I, 9.10%, 6/1/27 ................  1,000,000      1,009
GTE
        7.51%, 4/1/09 .................................... $1,500,000     $1,539
        Deb. Notes, 9.375%, 12/1/00 ......................  1,500,000      1,622
GTE Florida, Deb. Notes, 7.41%, 12/15/23 .................  1,000,000        971
Hawk, Sr. Notes, 10.25%, 12/1/03 .........................    350,000        361
HCC Industries, Sr. Sub. Notes, (144a) 10.75%, 5/15/07 ...    475,000        499
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05 .............  1,125,000      1,215
HMC Acquisition Properties, Sr. Notes, 9.00%, 12/15/07 ...  1,000,000      1,016
Host Marriott Travel Plazas, Sr. Notes, 9.50%, 5/15/05 ...  1,000,000      1,047
International Bank For Reconstruction & Development
        7.625%, 1/19/23 ..................................  1,800,000      1,912
International Wire Group, Sr. Sub. Notes, (144a)
        11.75%, 6/1/05 ...................................  1,000,000      1,085
Intertek Finance PLC, Sr. Sub. Notes, 10.25%, 11/1/06 ....    800,000        828
Jefferson Pilot Capital Trust, 8.14%, 1/15/46 ............  1,500,000      1,495
John Q. Hammons Hotels, 1st Mtg. Notes
        8.875%, 2/15/04 ..................................  1,000,000      1,010
Jordan Industries, Sr. Notes, 10.375%, 8/1/03 ............    750,000        795
K & F Industries, Sr. Secured Notes, 11.875%, 12/1/03 ....    280,000        296
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06 ..................  1,000,000      1,120
KFW International, MTN, 9.14%, 6/4/01 ....................    250,000        271
L-3 Communications, Sr. Sub. Notes, (144a)
        10.375%, 5/1/07 ..................................    725,000        767
Lear Seating, Sr. Sub. Notes, 11.25%, 7/15/00 ............    250,000        250
Lehman Brothers Holdings, 8.875%, 3/1/02 .................  1,500,000      1,598
Liberty National Bank & Trust, Sub. Notes, 6.75%, 6/1/03 .    500,000        492
Long Island Lighting
        Deb. Notes, 7.50%, 3/1/07 ........................    500,000        498
        Gen. Ref. Bonds, 9.75%, 5/1/21 ...................  1,100,000      1,115
Loral, Sr. Notes, 7.625%, 6/15/04 ........................  1,500,000      1,544
MAFCO, Sr. Sub. Notes, 11.875%, 11/15/02 .................  1,000,000      1,075
Marcus Cable, Sr. Disc. Notes, STEP
        Zero Coupon, 8/1/04 ..............................  1,250,000      1,087
MAXXAM Group Holdings, Sr. Notes, 11.25%, 8/1/03 .........    600,000        622
MBNA, Sr. Notes, 7.49%, 9/14/99 ..........................  3,000,000      3,059

MBW Foods, Sr. Sub. Notes, (144a) 9.875%, 2/15/07 ........    625,000        633
McDonnell Douglas, 8.25%, 7/1/00 .........................    500,000        522
Methanex, 7.75%, 8/15/05 .................................  1,500,000      1,543
ML Capital Trust, Gtd. Notes, (144a) 9.875%, 3/1/27 ......    500,000        500
Muzak Limited Partnership, Gtd. Notes, 10.00%, 10/1/03 ...  1,000,000      1,045
Nationsbank Credit Card Master Trust, 6.00%, 12/15/05 ....    140,000        134
News America Holdings, Gtd. Sr. Deb. Notes
        9.25%, 2/1/13 ....................................     90,000        100
NGC, Sr. Notes, 6.75%, 12/15/05 ..........................  1,000,000        981
Northrop Grumman, Deb. Notes, 7.875%, 3/1/26 .............  2,000,000      2,025
NYNEX, Deb. Notes, 9.55%, 5/1/10 .........................  1,163,808      1,323
Ocwen Financial, 11.875%, 10/1/03 ........................  1,000,000      1,080
Owens & Minor, Sub. Notes, 10.875%, 6/1/06 ...............    500,000        558
Pacific Bell, Deb. Notes
        7.375%, 7/15/43 ..................................  1,000,000        965
        7.50%, 2/1/33 ....................................  1,000,000        964
Pen-Tab Industries, Sr. Sub. Notes, (144a)
        10.875%, 2/1/07 ..................................    350,000        354
Pillowtex, Gtd. Sr. Sub. Notes, 10.00%, 11/15/06 .........    475,000        499
Plains Resources, Sr. Sub. Notes, 10.25%, 3/15/06 ........    200,000        212
Plastic Containers, Sr. Notes, (144a) 10.00%, 12/15/06 ...    800,000        832
Plitt Theatres, Sr. Sub. Notes, 10.875%, 6/15/04 .........    500,000        530
PM Holdings, Sub. Disc. Notes, STEP
        Zero Coupon, 9/1/05 ..............................    500,000        383
Pricellular Wireless, Sr. Notes, 10.75%, 11/1/04 .........    500,000        521
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07 ......  1,000,000      1,045
Prime Credit Card Master Trust, 6.70%, 7/15/04 ...........    140,000        140
Prime Hospitality, Sr. Sub. Notes, 9.75%, 4/1/07 .........    400,000        418
Province of Alberta, 9.25%, 4/1/00 .......................  1,000,000      1,069
Prudential Home, 6.90%, 3/25/23 ..........................    163,281        163
Quantas Airways, Sr. Notes, 7.50%, 6/30/03 ...............  1,000,000      1,022
Quest Diagnostic, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06 ..    750,000        816
Rail Car Trust, 7.75%, 6/1/04 ............................     98,983        103
Red Roof Inns, Sr. Notes, 9.625%, 12/15/03 ...............  1,000,000      1,035
Revlon Consumer Products, Sr. Sub. Notes
        10.50%, 2/15/03 ..................................    500,000        533
Rio Hotel & Casino
        Gtd. Sr. Sub. Notes, (144a)
        9.50%, 4/15/07 ...................................    500,000        515
        Sr. Sub. Notes, 10.625%, 7/15/05 .................    500,000        540
RJR Nabisco, 8.75%, 8/15/05 ..............................  2,000,000      2,030
Rogers Cablesystems, Sr. Secured 2nd Priority Notes
        10.00%, 3/15/05 $ ................................    750,000     $  810
S. D. Warren, Sr. Sub. Notes, 12.00%, 12/15/04 ...........    500,000        555
Santander Financial, Gtd. Notes, 6.375%, 2/15/11 .........  3,000,000      2,742
Sea Containers Ltd., Sr. Sub. Deb., 12.50%, 12/1/04 ......    270,000        305
Sea-Land Service, Deb. Notes, 10.60%, 1/2/11 .............  1,550,000      1,641
Sears Credit Account Master Trust II
        6.05%, 1/16/08 ...................................     80,000         77
        6.45%, 10/16/06 ..................................     70,000         70

Security Benefit Life, (144a) 8.75%, 5/15/16 .............  3,000,000      3,177
Shoppers Food Warehouse, Sr. Notes, (144a)
        9.75%, 6/15/04 ...................................    750,000        752
Siebe PLC, (144a) 7.125%, 1/15/07 ........................  1,500,000      1,504
Silgan
        Sr. Sub. Deb. Notes, (144a)
        9.00%, 6/1/09 ....................................    750,000        757
        Sr. Sub. Notes, 11.75%, 6/15/02 ..................  1,000,000      1,065
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP
        Zero Coupon, 6/15/05 .............................  1,000,000      1,029
Southwest Airlines, Deb. Notes, 9.25%, 2/15/98 ...........  1,650,000      1,681
Specialty Retailers, Gtd. Sr. Notes, (144a) 8.50%, 7/15/05  1,000,000      1,000
Sterling Chemicals, Sr. Sub. Notes, 11.25%, 4/1/07 .......    500,000        536
Sun Media, Sr. Sub. Notes, (144a) 9.50%, 2/15/07 .........  1,000,000      1,010
Synthetic Industries, Sr. Sub. Notes, (144a)
        9.25%, 2/15/07 ...................................    400,000        406
System Energy Resources, 1st Mtg. Notes, 7.625%, 4/1/99 ..  1,000,000      1,015
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07 ........  1,000,000      1,020
Tenneco, 6.70%, 12/15/05 .................................  1,000,000        972
Texaco Capital, Deb. Notes, 8.65%, 1/30/98 ...............  1,400,000      1,421
Texas Bottling Group, Sr. Sub. Notes, 9.00%, 11/15/03 ....    500,000        509
Time Warner, Deb. Notes, 7.48%, 1/15/08 ..................  1,400,000      1,392
TLC Beatrice International Holdings, Sr. Notes
        11.50%, 10/1/05 ..................................    775,000        876
Tokheim, Sr. Sub. Notes, 11.50%, 8/1/06 ..................    250,000        273
Tracor, Sr. Sub. Notes, (144a) 8.50%, 3/1/07 .............  1,000,000      1,000
TravelCenters of America, Sr. Sub. Notes, (144a)
        10.25%, 4/1/07 ...................................    900,000        925
Travelers Property Casualty, Sr. Notes, 6.75%, 11/15/06 ..  1,500,000      1,464
Trump Atlantic City Associates, 1st Mtg. Notes
        11.25%, 5/1/06 ...................................    450,000     $  440
TRW, MTN, 7.37%, 4/18/07 .................................  2,000,000      2,036
Tultex, Sr. Notes, (144a) 9.625%, 4/15/07 ................    250,000        264
Union Bank Switzerland, Sub. Notes
        7.25%, 7/15/06 ...................................  1,000,000      1,011
United Artists Theatre Circuit, PTC, (144a) 9.30%, 7/1/15   1,081,464      1,049
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06 ................    475,000        505
Vesta Insurance Group, Deb. Notes, 8.75%, 7/15/25 ........  1,000,000      1,081
Viasystems, Sr. Sub. Notes, (144a) 9.75%, 6/1/07 .........  1,000,000      1,013
Wal-Mart Stores, 6.75%, 5/15/02 ..........................  1,000,000      1,001
Westamerica Banc, Sub. Notes, 6.99%, 9/30/03 .............  1,500,000      1,468
Willamette Industries, MTN, 7.85%, 7/1/26 ................  1,000,000      1,026
Windy Hill Pet Food, Sr. Sub. Notes, (144a)
        9.75%, 5/15/07 ...................................  1,000,000      1,003
Total Corporate Bonds (Cost $  189,752) ..................               192,339

U.S. Government Mortgage-
Backed Securities  7.6%
Federal Home Loan Mortgage Assn
        8.00%, 3/1/17 ....................................     23,330         24
        10.00%, 10/1/10 ..................................     82,109         88
        10.50%, 9/1/15 ...................................     16,221         18
Federal National Mortgage Assn
        6.50%, 7/25/08 - 5/1/11 ..........................    1,433,875    1,384
        7.00%, 4/1/26 ....................................     92,073         90
        REMIC, 8.75%, 12/25/04 ...........................    156,741        156
Government National Mortgage Assn
    I
        6.00%, 1/15 - 5/15/24 ............................    2,728,481    2,562
        6.50%, 9/15/23 - 3/15/26 .........................    8,305,643    8,007
        7.00%, 10/15/22 - 11/15/26 .......................    11,471,529  11,316
        7.50%, 9/15/22 - 5/15/26 .........................    14,577,489  14,696
        8.00%, 6/15/17 - 11/15/25 ........................    13,153,284  13,613
        8.50%, 3/15/05 - 2/15/25 .........................    9,327,033    9,801
        9.00%, 5/15/16 - 6/15/25 .........................    2,034,597    2,174
        9.50%, 8/15/09 - 9/15/21 .........................    1,859,576    2,014
        10.00%, 11/15/09 - 5/15/13 .......................     39,124         43
Government National Mortgage Assn
    I
        10.50%, 5/15/15 ..................................     11,899    $    13
        11.00%, 3/15/10 - 1/15/20 ........................    1,121,454    1,263
        11.50%, 3/15/10 - 3/15/16 ........................    1,743,913    1,987
    II
        8.50%, 6/20/25 - 6/20/26 .........................    9,035,010    9,375
        9.00%, 7/20/16 - 6/20/20 .........................    893,403        950
        9.50%, 8/20/22 ...................................    255,711        274
        10.00%, 10/20/16 - 1/20/22 .......................    175,267        191
    ARM, II
        7.125%, 8/20/23 ..................................    223,566        230
    GPM, I
        10.75%, 1/15/16 - 12/15/17 .......................    192,270        211
    Project Loan, I
        8.50%, 1/15/27 ...................................    296,259        308
        8.875%, 2/15/30 ..................................    680,315        700
        8.95%, 5/15/35 ...................................    2,298,829    2,364
U. S. Department of Veteran Affairs, VR
        9.55%, 3/15/25 ...................................    925,270      1,003
Total U.S. Government Mortgage-Backed
Securities (Cost $84,220) ................................                84,855

U.S. Government Obligations/
Agencies  14.6%
Federal Home Loan Mortgage Assn ..........................
        6.00%, 6/15/05 ...................................    700,000        694

Federal National Mortgage Assn ...........................
        5.80%, 12/10/03 .................................. 13,000,000     12,447
        6.25%, 8/12/03 ...................................  3,000,000      2,904
        MTN, 6.36%, 8/16/00 ..............................    270,000        270
        REMIC, 7.50%, 10/25/19 ...........................  1,000,000      1,007
        8.45%, 7/12/99 ...................................  4,000,000      4,167
FHLB, 6.34%, 10/19/05 ....................................  4,875,000      4,736
Tennessee Valley Authority, 8.25%, 9/15/34 ...............    435,000        444
U.S. Treasury Bonds
        6.00%, 2/15/26 ...................................  4,865,000      4,354
        6.50%, 11/15/26 ..................................  6,000,000      5,754
        6.75%, 8/15/26 ...................................  6,000,000      5,938
U.S. Treasury Bonds
        7.125%, 2/15/23 $ ................................ 12,500,000    $12,875
        8.125%, 8/15/19 - 8/15/21 ........................  3,650,000      4,179
        8.75%, 5/15/20 ...................................  1,000,000      1,214
        10.625%, 8/15/15 .................................    200,000        278
        11.25%, 2/15/15 ..................................  1,500,000      2,178
        11.625%, 11/15/04 ................................     20,000         26
        11.75%, 2/15/01 ..................................    200,000        235
        13.125%, 5/15/01 .................................    200,000        246
        13.875%, 5/15/11 .................................    190,000        281
U.S. Treasury Notes
        5.625%, 11/30/98 .................................  6,800,000      6,769
        6.00%, 8/15/99 ...................................  9,300,000      9,277
        6.125%, 9/30/00 ..................................    790,000        787
        6.25%, 2/15/03 - 2/15/07 ......................... 21,500,000     21,057
        6.50%, 4/30/99 ................................... 12,000,000     12,090
        7.00%, 4/15/99 ...................................  5,200,000      5,282
        7.50%, 11/15/01 - 2/15/05 ........................  2,485,000      2,608
        7.75%, 1/31/00 - 2/15/01 ......................... 22,800,000     23,654
        7.875%, 11/15/04 .................................    150,000        162
        8.00%, 5/15/01 ................................... 12,000,000     12,675
        8.25%, 7/15/98 ...................................  3,300,000      3,378
        8.75%, 8/15/00 ...................................  2,000,000      2,139
Total U.S. Government Obligations/Agencies (Cost $163,854)               164,105

Short-Term Investments  1.0%
Certificates of Deposit  0.9%
Union Bank of California, 5.55%, 7/11/97 .................  5,000,000      5,000
World Savings Bank, 5.57%, 7/8/97 ........................  5,000,000      5,000
                                                                          10,000

Commercial Paper  0.1%
Investments in Commercial Paper through a Joint Account
        6.05 - 6.20%, 7/1/97 .............................  1,496,051      1,496
                                                                           1,496
Total Short-Term Investments (Cost $ 11,496) .............                11,496

Total Investments in Securities
99.8% of Net Assets (Cost $865,958) ......................         $   1,117,788

Other Assets Less Liabilities ............................                 2,370

NET ASSETS  ..............................................           $ 1,120,158

Net Assets Consist of:
Accumulated net investment income -
net of distributions  ....................................               $   407
Accumulated net realized gain/loss -
net of distributions .....................................                 5,034
Net unrealized gain (loss) ...............................               251,824
Paid-in-capital applicable to 70,959,136
shares of $0.01 par value capital stock
outstanding; 1,000,000,000 shares authorized .............               862,893

NET ASSETS ...............................................           $ 1,120,158

NET ASSET VALUE PER SHARE ................................             $   15.79

*     Non-income producing
ARM   Adjustable rate mortgage
GPM   Graduated payment mortgage
LYONs Liquid Yield Option Notes
MTN   Medium term note
PTC   Pass-through Certificate
REIT  Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
STEP  Stepped Coupon Bond
VR    Variable rate
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 3.13% of net assets.
AUD  Australian dollar
BEF  Belgian franc
CHF  Swiss franc
DEM  German deutschemark
DKK  Danish krone
FIM  Finnish mark
FRF  French franc
GBP  British sterling
HKD  Hong Kong dollar
ITL  Italian lira
JPY  Japanese yen
MXN  Mexican peso

MYR  Malaysian ringgit
NLG  Dutch guilder
NOK  Norwegian krone
NZD  New Zealand dollar
SEK  Swedish krona
SGD  Singapore dollar
ZAR  South African rand
L    Local registered shares

The accompanying notes are an integral part of these financial statements.

Unaudited
================================================================================
Statement of Operations
--------------------------------------------------------------------------------
                                                                    In thousands
                                                                        6 Months
                                                                           Ended
                                                                         6/30/97
Investment Income
Income
    Interest ................................................         $  16,180
    Dividend ................................................             6,011
    Total income ............................................            22,191
Expenses
    Investment management ...................................             2,424
    Shareholder servicing ...................................             1,582
    Custody and accounting ..................................               115
    Registration ............................................                64
    Prospectus and shareholder reports ......................                28
    Legal and audit .........................................                 8
    Directors ...............................................                 6
    Miscellaneous ...........................................                10
    Total expenses ..........................................             4,237
Net investment income .......................................            17,954
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
    Securities ..............................................             5,436
    Foreign currency transactions ...........................               (31)
    Net realized gain (loss) ................................             5,405
Change in net unrealized gain or loss
    Securities ..............................................            86,565
    Other assets and liabilities
    denominated in foreign currencies .......................                (3)
    Change in net unrealized gain or loss ...................            86,562
Net realized and unrealized gain (loss) .....................            91,967
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS ......................................         $ 109,921
================================================================================

The accompanying notes are an integral part of these financial statements.

Unaudited
================================================================================
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                                                    In thousands

                                                           6 Months        Year
                                                              Ended       Ended
                                                            6/30/97    12/31/96
Increase (Decrease) in Net Assets
Operations
    Net investment income ...........................   $    17,954   $  28,942
    Net realized gain (loss) ........................         5,405       7,050
    Change in net unrealized gain or loss ...........        86,562      71,743
    Increase (decrease) in net assets from operations       109,921     107,735
Distributions to shareholders
    Net investment income ...........................       (18,027)    (28,540)
    Net realized gain ...............................        (1,359)     (7,546)
    Decrease in net assets from distributions .......       (19,386)    (36,086)
Capital share transactions *
    Shares sold .....................................       242,393     351,508
    Distributions reinvested ........................        18,134      33,200
    Shares redeemed .................................      (106,877)   (188,611)
    Increase (decrease) in net assets from capital
    share transactions ..............................       153,650     196,097
Net equalization ....................................             -         139
Net Assets
Increase (decrease) during period ...................       244,185     267,885
Beginning of period .................................       875,973     608,088
End of period .......................................   $ 1,120,158   $ 875,973
*Share information
    Shares sold .....................................        16,409      25,935
    Distributions reinvested ........................         1,189       2,382
    Shares redeemed .................................        (7,145)    (13,802)
    Increase (decrease) in shares outstanding .......        10,453      14,515
================================================================================

The accompanying notes are an integral part of these financial statements.

Unaudited                                                          June 30, 1997
================================================================================
Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
================================================================================

     T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

     VALUATION Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     CURRENCY TRANSLATION Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective January 1, 1997, the fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change.

NOTE 2 - INVESTMENT TRANSACTIONS
================================================================================

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     COMMERCIAL PAPER JOINT ACCOUNT The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

     SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At June 30, 1997, the value of securities on loan was $141,741,000. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

     OTHER Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $152,321,000 and $44,934,000, respectively, for the six months ended June 30, 1997. Purchases and sales of U.S. government securities aggregated $99,704,000 and $51,490,000, respectively, for the six months ended June 30, 1997.

NOTE 3 - FEDERAL INCOME TAXES
================================================================================

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $865,958,000, and net unrealized gain aggregated $251,830,000, of which $263,129,000 related to appreciated investments and $11,299,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
================================================================================

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $434,000 was payable at June 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides sub accounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,447,000 for the six months ended June 30, 1997, of which $234,000 was payable at period-end.

T. Rowe Price Shareholder Services
================================================================================
INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

KNOWLEDGEABLE SERVICE REPRESENTATIVES
================================================================================

     BY PHONE Shareholder service representatives are available from 8 a.m. to 10 p.m. ET Monday through Friday and from 8:30 a.m. to 5 p.m. ET on weekends. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

     IN PERSON Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. You can also drop off applications or obtain prospectuses and other literature at these centers.

Automated 24-Hour Services
================================================================================

     TELE*ACCESS [REGISTRATION MARK] Call 1-800-638-2587 to obtain information such as account balance, date and amount of your last transaction, latest dividend payment, fund prices, and yields. Additionally, you have the ability to request prospectuses, statements, and account and tax forms; to reorder checks; and to initiate purchase, redemption, and exchange orders for identically registered accounts.

     T.ROWE PRICE ONLINE Through a personal computer via dial-up modem, you can replicate all the services available on Tele*Access plus conduct transactions in your Discount Brokerage and Variable Annuity accounts.

Account Services
================================================================================

     CHECKING Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield and Emerging Markets Bond Funds).

     AUTOMATIC INVESTING Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A $50 minimum makes it easy to get started.

     AUTOMATIC WITHDRAWAL If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

     DIVIDEND AND CAPITAL GAINS PAYMENT OPTIONS Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

DISCOUNT BROKERAGE*
================================================================================

     INVESTMENTS AVAILABLE You can trade stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

     TO OPEN AN ACCOUNT Call a shareholder service representative for more information.

Investment Information
================================================================================

     COMBINED STATEMENT A comprehensive overview of your T. Rowe Price accounts is provided. The summary page gives you earnings by tax category, provides total portfolio value, and lists your investments by type-stock, bond, and money market. Detail pages itemize account transactions by fund.

     SHAREHOLDER REPORTS Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

     T. ROWE PRICE REPORT This is a quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

     PERFORMANCE UPDATE This quarterly report reviews recent market developments and provides comprehensive performance information for every T. Rowe Price fund.

     INSIGHTS This library of information includes reports on mutual fund tax issues, investment strategies, and financial markets.

     DETAILED INVESTMENT GUIDES Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Retirees Financial Guide, and Retirement Planning Kit (also available on disk for PC use) can help you determine and reach your investment goals.

*A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. Rowe Price Mutual Funds
================================================================================

STOCK FUNDS
--------------------------------------------------------------------------------
DOMESTIC

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified   Small-Cap  Growth
Dividend  Growth
Equity  Income
Equity  Index
Financial  Services
Growth  &  Income
Growth  Stock
Health  Sciences
Media & Telecommunications
Mid-Cap  Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Science & Technology
Small-Cap  Stock**
Small-Cap  Value*
Spectrum Growth
Value

INTERNATIONAL/GLOBAL

Emerging Markets Stock
European Stock
Global Stock
International  Discovery
International Stock
Japan
Latin America
New Asia
Spectrum  International

BOND FUNDS
--------------------------------------------------------------------------------
DOMESTIC TAXABLE

Corporate Income
GNMA
High Yield
New Income
Short-Term  Bond
Short-Term  U.S.  Government
Spectrum Income
Summit GNMA
Summit  Limited-Term Bond
U.S.  Treasury  Intermediate
U.S. Treasury Long-Term

DOMESTIC   TAX-FREE

California   Tax-Free  Bond
Florida   Insured Intermediate  Tax-Free
Georgia Tax-Free Bond
Maryland  Short-Term  Tax-Free Bond
Maryland  Tax-Free  Bond
New Jersey  Tax-Free Bond
New York Tax-Free Bond
Summit Municipal  Income
Summit  Municipal  Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured Intermediate Bond
Tax-Free  Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

INTERNATIONAL/GLOBAL

Global Government Bond
Emerging Markets Bond
International Bond

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
TAXABLE

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE

California  Tax-Free  Money
New  York  Tax-Free  Money
Summit Municipal Money Market
Tax-Exempt  Money

BLENDED ASSET FUNDS
--------------------------------------------------------------------------------

Balanced
Personal Strategy   Income
Personal   Strategy   Balanced
Personal   Strategy  Growth
Tax-Efficient  Balanced

T. ROWE PRICE  NO-LOAD  VARIABLE  ANNUITY
--------------------------------------------------------------------------------

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*    Closed to new investors.
**   Formerly the OTC Fund.
Please call for a prospectus. Read it carefully before you invest or send money.


                      For yield, price, last transaction,
                         current balance, or to conduct
                         transactions, 24 hours, 7 days
                 a week, call Tele*Access [Registration Mark]:
                            1-800-638-2587 toll free

                                 For assistance
                               with your existing
                              fund account, call:
                           Shareholder Service Center
                            1-800-225-5132 toll free
                          410-625-6500 Baltimore area

                          To open a Discount Brokerage
                         account or obtain information,
                         call: 1-800-638-5660 toll free

                               Internet address:
                               www.troweprice.com

                            T. Rowe Price Associates
                             100 East Pratt Street
                           Baltimore, Maryland 21202

                         This report is authorized for
                       distribution only to shareholders
                        and to others who have received
                        a copy of the prospectus of the
                          T. Rowe Price Balanced Fund.

                               Investor Centers:
                              101 East Lombard St.
                              Baltimore, MD 21202

                                 T. Rowe Price
                                Financial Center
                              10090 Red Run Blvd.
                             Owings Mills, MD 21117

                                Farragut Square
                             900 17th Street, N.W.
                             Washington, D.C. 20006

                                   ARCO Tower
                                   31st Floor
                              515 South Flower St.
                             Los Angeles, CA 90071

                             4200 West Cypress St.
                                   10th Floor
                                Tampa, FL 33607

T. Rowe Price Investment Services, Inc., Distributor.           F68-051  6/30/97